Leases (Tables)	6 Months Ended
Jun. 30, 2020
Lessee, Lease, Description [Line Items]
Lease, Cost [Table Text Block]
Obligations Related to Finance Leases

	June 30, 2020	December 31, 2019
	$	$
Teekay LNG
LNG Carriers	1,376,011	1,410,904
Teekay Tankers
Conventional Tankers	402,519	414,788
Total obligations related to finance leases	1,778,530	1,825,692
Less current portion	(97,237)	(95,339)
Long-term obligations related to finance leases	1,681,293	1,730,353

Finance Lease, Liability, Maturity [Table Text Block]
As at June 30, 2020, the total remaining commitments related to the financial liabilities of Teekay Tankers' Suezmax tankers, Aframax tankers and LR2 product tankers, including the amounts to be paid for the related purchase obligations, approximated $573.9 million, including imputed interest of $171.4 million, repayable from 2020 through 2030, as indicated below:

Commitments
At June 30, 2020
Year	$

Remainder of 2020	28,449
2021	56,222
2022	56,213
2023	56,204
2024	56,348
Thereafter	320,481

As at June 30, 2020, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.8 billion, including imputed interest of $435.3 million, repayable through 2034, as indicated below:

Commitments
At June 30, 2020
Year	$
Remainder of 2020	69,886
2021	138,601
2022	136,959
2023	135,459
2024	132,011
Thereafter	1,198,366